Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital	32. SHARE CAPITAL

			Group
	Ordinary shares of £0.10 each		£300m Preference shares of £1,000 each		Total

Issued and fully paid share capital	No.	£m	No.	£m	£m
At 1 January 2020	31,051,768,866	3,105	—	—	3,105
Redemption of preference shares	—	—	—	—	—
At 31 December 2020	31,051,768,866	3,105	—	—	3,105

At 1 January 2018, 31 December 2018 and 1 January 2019	31,051,768,866	3,105	13,780	14	3,119
Redemption of preference shares	—	—	(13,780)	(14)	(14)
At 31 December 2019	31,051,768,866	3,105	—	—	3,105

	Group
	2020	2019
Share premium	£m	£m
At 1 January and 31 December	5,620	5,620

The Company has one class of ordinary shares which carries no right to fixed income. The Company’s £325m sterling preference shares are classified as Subordinated Liabilities as described in Note 27.
Fixed/Floating Rate Non-Cumulative Callable Preference Shares
The preference shares were redeemed at the option of Santander UK plc on 24 May 2019.